UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2008

[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

  =========================================

     ANNUAL REPORT
     USAA TOTAL RETURN STRATEGY FUND
     DECEMBER 31, 2008

  =========================================

================================================================================

================================================================================

FUND OBJECTIVE

SEEKS A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also may utilize an index option-based strategy and a global tactical asset allocation overlay strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Distributions to Shareholders                                             14

   Report of Independent Registered Public Accounting Firm                   15

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         31

   Financial Statements                                                      33

   Notes to Financial Statements                                             36

EXPENSE EXAMPLE                                                              53

TRUSTEES' AND OFFICERS' INFORMATION                                          55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"ULTIMATELY, THE ECONOMY WILL REGAIN ITS
FOOTING, AND INVESTMENTS MADE IN TODAY'S
ENVIRONMENT HAVE THE POTENTIAL TO                [PHOTO OF CHRISTOPHER W. CLAUS]
PROVIDE A SOLID FOUNDATION FOR THE FUTURE."

--------------------------------------------------------------------------------

JANUARY 2009

2008 is a year most investors would like to forget. Every major asset class, with the exception of Treasuries, was pummeled. The S&P 500 Index turned in its worst annual performance since 1933, falling 36.99% for the calendar year, as the credit crunch, brought on by years of excess -- easy credit, soaring consumer debt, a glut of housing, and large inventories of risky assets held by global institutions -- developed into a historic financial crisis and tipped the U.S. economy into recession. Europe, Japan, and Canada followed suit.

This recession probably will be longer and more severe than average. The economic and financial news continues to be dispiriting -- rising unemployment, continued foreclosures, falling home prices, high-profile corporate bankruptcies -- and I expect the headlines to get worse before they get better. 2009 is likely to be a difficult year for the economy.

It may be difficult for investors as well. At the time of this writing, a dark cloud of negativity hangs over the markets. The pessimism is reflected in the lower fundamental valuations for many asset classes. But recessions do not last forever. For me, that is the silver lining. Ultimately, the economy will regain its footing, and investments made in today's environment have the potential to provide a solid foundation for the future.

Valuations are getting more and more attractive, and I believe they eventually will capture the attention of patient investors who have

================================================================================

2   | USAA TOTAL RETURN STRATEGY FUND

================================================================================

time horizons of at least three to five years. In the months ahead, more long-term investors are likely to begin buying these attractively priced securities, which should bring back some rationality and provide a floor to the markets, perhaps toward the end of 2009.

Of course, I cannot be sure when the rebound will happen -- no one can. But a rebound in stock prices could be a leading indicator of the economic recovery. Historically, the stock market has anticipated events six to nine months down the road. Furthermore, when the markets turn, the majority of the gains come in a short period. The people who are invested at that time tend to reap the greatest rewards. So if you are a long-term investor, have money in stocks, and can sleep at night, it could be best to leave your investments in place. You might also consider adding to your portfolio by investing fixed amounts at regular intervals.

As always, patience and discipline are critical. Adhering to an investment plan that suits your goals, risk tolerance, and time horizon also is a must. If you would like to revisit your strategy, our experienced investment professionals are ready to help -- at no charge to you.

The months ahead are likely to be challenging for everyone. Rest assured that we will continue working hard on your behalf -- faithfully serving your investment needs by offering some of the industry's top investment talent, exceptional service, and pure no-load mutual funds.

From all of us at USAA, thank you for your trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company                Deutsche Investment Management
                                                  Americas Inc.
    RON SWEET, CFA, CPA                                 U.S. Stocks
    Exchange-Traded Funds
                                                        ROBERT WANG
    TONY ERA                                            JAMES FRANCIS, CFA*
    Money Market Instruments                            JULIE ABBETT

Credit Suisse Securities (USA) LLC's
Volaris Volatility Management Group
    Index Options

    YIRONG LI, CFA
    STU ROSENTHAL, CFA

                         *Effective July 1, 2008, Mr. Francis replaced Ms. Chen.
--------------------------------------------------------------------------------

o   HOW DID THE FUND PERFORM?

    For the year ended December 31, 2008, the USAA Total Return Strategy Fund had a total return of -21.01%. This compares to returns of -36.99% for the S&P 500 Index and -30.02% for the Lipper Flexible Portfolio Funds Index.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT IN WHICH THE FUND OPERATED.

    The year 2008 will be remembered as one of the most eventful, volatile years in the history of the financial markets, as the U.S. credit crisis spread into a near-meltdown of the global financial system, sparking massive government intervention. Virtually every asset

    Past performance is no guarantee of future results.

    Refer to page 10 for benchmark definitions.

================================================================================

4   | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    class outside of U.S. government-backed securities experienced significant losses.

    Perhaps the most destabilizing issue in 2008 was de-leveraging. Basically, as asset prices fell, some institutional investors were forced to sell assets to raise cash. Very often the highest-quality, most liquid securities were the only assets they could sell easily. The dislocation that resulted from indiscriminate selling caused markets to detach from fundamentals, creating a difficult environment for any disciplined investing strategy.

    The Fund's investment objective is to outperform the S&P 500 Index over a full market cycle and to have a positive total return every calendar year. For the period ended December 31, 2008, the Fund outperformed the S&P 500 Index since inception in January 2005, but, in 2008, for the first time since inception, the Fund did not have a positive calendar-year return.

o   ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE?

    We are disappointed that our tools and strategies could not help the Fund avoid all of the losses in this unprecedented year. However, we believe we limited the losses to a large degree.

    To achieve its dual objectives, the Fund has a number of different components. The most important tool is a set of proprietary technical indicators that tell us whether the S&P 500 Index is overvalued, undervalued, or fairly valued. In early October, the indicators pointed to an extremely oversold S&P 500 Index, prompting us to remove the collars that seek to protect the Fund's downside risk but also limit its upside potential. The S&P 500 Index subsequently fell substantially further, and did so very quickly. The majority of the Fund's loss for the year occurred during the brief period from early October until the market reached its 2008 bottom on November 20, 2008, when the S&P 500 Index closed at 752.44.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

o AS THE MARKET CONTINUED TO FALL IN OCTOBER AND EARLY NOVEMBER, WHY DIDN'T YOU USE THE COLLARS?

    The collars are an S&P 500 Index-option based risk-management tool implemented by Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group. With this tool, we can seek to limit gains and losses on whatever portion of the Fund and level we determine. For instance, a 3% collar would limit both gains and losses to 3%. Once we'd removed the collars in early October, putting them back would have kept us from participating in the strong stock market rally that subsequently occurred, with the S&P 500 Index gaining 20.48% from November 20, 2008, through December 31, 2008. We made a call in early October that proved to be wrong because of huge intervening, unexpected events; the worst thing to do would have been to reverse ourselves as the market became even more oversold and then miss out on the upside.

o   HOW DID THE OTHER TOOLS THE FUND UTILIZES PERFORM?

    For most of the year, 20% of the Fund's assets were invested in a market-neutral strategy managed by Deutsche Investment Management Americas Inc. (DIMA). The market-neutral component seeks to reduce the Fund's volatility by attempting to provide positive returns that are uncorrelated with the overall stock market. This portion of the Fund achieved its objective, with a positive total return for the year of 8.17%.

    In August, the Fund shifted about 5% of assets from the market-neutral strategy to a global tactical asset allocation overlay strategy by investing in a hedge fund called Deutsche iGAP Investment Trust "B" (iGAP), which DIMA manages also. From the August 1, 2008, start date through the end of the calendar year, iGAP performed about 10% better than the S&P 500 Index, so it did provide some cushion, although not as much as we would expect in the future.

    You will find a complete list of securities that the Fund owns on pages
    16-30.

================================================================================

6   | USAA TOTAL RETURN STRATEGY FUND

================================================================================

o   WHY DID YOU ADD A HEDGE FUND COMPONENT?

    As with the market-neutral strategy, iGAP is meant to be uncorrelated to the S&P 500 Index, and to give us upside potential in any market. The iGAP portion of the Fund is a highly transparent global tactical asset allocation hedge fund that invests only in very liquid instruments, with DIMA taking long or short positions using futures on stock, currency, commodity, and bond markets around the world.

o   WHAT'S YOUR OUTLOOK FOR THE FUND?

    We are very confident that, as of the writing of this commentary, the Fund is well-structured to achieve its objective. The reporting period was very challenging in ways that no one could have anticipated, and the Fund held up relatively well given all the shocks to the financial system. We will continue to use all the tools we have to attempt to deliver consistent, positive returns.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

FUND RECOGNITION

USAA TOTAL RETURN STRATEGY FUND

--------------------------------------------------------------------------------

                           LIPPER LEADER (OVERALL)

                                     [5]

                                   EXPENSE

The Fund is listed as a Lipper Leader for Expense of 105 funds within the Lipper Flexible Portfolio Funds category for the overall period ended December 31, 2008. The Fund received a Lipper Leader rating for Expense among 105 funds for the three-year period. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2008.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

8   | USAA TOTAL RETURN STRATEGY FUND

================================================================================

INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND
(Ticker Symbol: USTRX)

--------------------------------------------------------------------------------
                                        12/31/08                    12/31/07
--------------------------------------------------------------------------------
Net Assets                           $143.0 Million              $250.7 Million
Net Asset Value Per Share                $7.21                        $9.37

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/08
--------------------------------------------------------------------------------

 1 YEAR                          SINCE INCEPTION 1/24/05
-21.01%                                  -3.39%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------

Before Reimbursement        1.42%       After Reimbursement                1.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES AND ANY DIVIDEND EXPENSES ON SHORT SALES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE EXPENSE RATIOS MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE YEAR ENDED DECEMBER 31, 2008, BEFORE REIMBURSEMENT, WHICH WAS 1.60%, AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, INCLUDING DIVIDEND EXPENSES ON SHORT SALES AND BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          LIPPER FLEXIBLE             USAA TOTAL RETURN
                       PORTFOLIO FUNDS INDEX            STRATEGY FUND            S&P 500 INDEX
 1/31/05                    $10,000.00                   $10,000.00                $10,000.00
 2/28/05                     10,188.52                    10,020.00                 10,210.44
 3/31/05                     10,007.72                     9,854.00                 10,029.64
 4/30/05                      9,824.85                     9,874.07                  9,839.41
 5/31/05                     10,051.58                     9,884.10                 10,152.49
 6/30/05                     10,125.36                     9,925.25                 10,166.90
 7/31/05                     10,449.34                    10,096.37                 10,545.00
 8/31/05                     10,448.92                     9,965.51                 10,448.78
 9/30/05                     10,600.57                     9,998.75                 10,533.41
10/31/05                     10,455.83                    10,018.93                 10,357.81
11/30/05                     10,706.71                    10,039.11                 10,749.57
12/31/05                     10,806.95                    10,043.95                 10,753.31
 1/31/06                     11,156.20                    10,074.42                 11,038.03
 2/28/06                     11,108.49                    10,104.89                 11,067.98
 3/31/06                     11,285.24                    10,132.31                 11,205.75
 4/30/06                     11,412.27                    10,163.01                 11,356.22
 5/31/06                     11,150.67                    10,203.95                 11,029.37
 6/30/06                     11,138.94                    10,237.82                 11,044.32
 7/31/06                     11,175.97                    10,268.81                 11,112.45
 8/31/06                     11,373.16                    10,310.14                 11,376.85
 9/30/06                     11,498.50                    10,344.23                 11,670.03
10/31/06                     11,802.06                    10,385.98                 12,050.31
11/30/06                     12,066.02                    10,521.68                 12,279.46
12/31/06                     12,187.09                    10,555.63                 12,451.71
 1/31/07                     12,331.83                    10,692.86                 12,640.03
 2/28/07                     12,283.67                    10,471.19                 12,392.80
 3/31/07                     12,399.00                    10,537.71                 12,531.41
 4/30/07                     12,785.79                    10,876.27                 13,086.50
 5/31/07                     13,073.50                    11,204.26                 13,543.15
 6/30/07                     13,014.20                    11,142.87                 13,318.15
 7/31/07                     12,882.48                    11,005.04                 12,905.23
 8/31/07                     12,873.74                    11,111.06                 13,098.68
 9/30/07                     13,381.17                    11,428.12                 13,588.55
10/31/07                     13,737.37                    11,523.97                 13,804.70
11/30/07                     13,412.18                    11,172.50                 13,227.57
12/31/07                     13,353.40                    11,051.97                 13,135.80
 1/31/08                     12,919.38                    10,780.68                 12,347.90
 2/29/08                     12,837.69                    10,698.12                 11,946.77
 3/31/08                     12,666.94                    10,655.48                 11,895.18
 4/30/08                     13,124.02                    11,022.50                 12,474.52
 5/31/08                     13,331.89                    11,271.13                 12,636.10
 6/30/08                     12,733.00                    10,853.18                 11,570.82
 7/31/08                     12,492.21                    10,805.73                 11,473.56
 8/31/08                     12,449.51                    10,948.07                 11,639.52
 9/30/08                     11,283.16                    10,214.35                 10,602.35
10/31/08                      9,548.04                     8,977.69                  8,821.71
11/30/08                      9,010.17                     8,537.72                  8,188.71
12/31/08                      9,344.88                     8,729.62                  8,275.84

                                   [END CHART]

    *Data from 1/31/05 to 12/31/08.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500 Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference.

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                 TOP 10 COMMON STOCK POSITIONS -- LONG
                             AS OF 12/31/08
                           (% of Net Assets)

Brinker International, Inc. .....................................  0.4%
Bunge Ltd. ......................................................  0.4%
AutoZone, Inc. ..................................................  0.3%
Dean Foods Co. ..................................................  0.3%
Guess?, Inc. ....................................................  0.3%
Herbalife Ltd. ..................................................  0.3%
NASDAQ OMX Group, Inc. ..........................................  0.3%
Phillips-Van Heusen Corp. .......................................  0.3%
QLogic Corp. ....................................................  0.3%
Trinity Industries, Inc. ........................................  0.3%

                 TOP 10 COMMON STOCK POSITIONS -- SHORT
                             AS OF 12/31/08
                           (% of Net Assets)

Alcoa, Inc. .....................................................  0.3%
AMR Corp. .......................................................  0.3%
Energizer Holdings, Inc. ........................................  0.3%
Illumina, Inc. ..................................................  0.3%
Legg Mason, Inc. ................................................  0.3%
Lennar Corp. "A" ................................................  0.3%
McDermott International, Inc. ...................................  0.3%
Nucor Corp. .....................................................  0.3%
Tesoro Corp. ....................................................  0.3%
Tyson Foods, Inc. "A" ...........................................  0.3%

You will find a complete list of securities that the Fund owns on pages 16-30.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                 SECTORS -- LONG COMMON STOCK POSITIONS
                             AS OF 12/31/08
                           (% of Net Assets)

Consumer Discretionary ..........................................  5.5%
Industrials .....................................................  4.4%
Information Technology ..........................................  3.4%
Financials ......................................................  2.8%
Health Care .....................................................  2.4%
Energy ..........................................................  2.3%
Consumer Staples ................................................  1.5%
Materials .......................................................  1.0%
Telecommunication Services ......................................  0.5%
Utilities .......................................................  0.1%

                SECTORS -- SHORT COMMON STOCK POSITIONS
                             AS OF 12/31/08
                           (% of Net Assets)

Information Technology ..........................................  4.5%
Industrials .....................................................  4.2%
Consumer Discretionary ..........................................  4.0%
Health Care .....................................................  2.9%
Financials ......................................................  2.1%
Energy ..........................................................  2.0%
Materials .......................................................  1.6%
Consumer Staples ................................................  1.5%
Utilities .......................................................  0.5%
Telecommunication Services ......................................  0.2%

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                             ASSET ALLOCATION
                              AS OF 12/31/08
                            (% of Net Assets)

Stocks -- Long ...................................................  23.9%
Stocks -- Short .................................................. -23.5%
Stock-Based Exchange-Traded Funds* ...............................  63.5%
Hedge Funds ......................................................   5.8%
Money Market Instruments .........................................   1.7%

Percentages are of net assets of the Fund and may not equal 100%.

*Exchange-traded funds (ETFs) are baskets of securities and are traded like individual stocks on an exchange. The Fund holds an exemptive order that allows investments in ETFs above the level permitted under the Investment Company Act of 1940.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

5.96% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2008, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $179,000 as qualifying interest income.

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Total Return Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Total Return Strategy Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 13, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2008

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             LONG POSITIONS (94.9%)

             COMMON STOCKS (23.9%)(a)

             CONSUMER DISCRETIONARY (5.5%)
             -----------------------------
             ADVERTISING (0.2%)
   61,900    Interpublic Group of Companies, Inc.*                                         $    245
                                                                                           --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
   20,000    Phillips-Van Heusen Corp.                                                          403
                                                                                           --------
             APPAREL RETAIL (0.8%)
   50,500    Foot Locker, Inc.                                                                  371
   24,200    Gap, Inc.                                                                          324
   26,500    Guess?, Inc.                                                                       407
    3,100    Ross Stores, Inc.                                                                   92
                                                                                           --------
                                                                                              1,194
                                                                                           --------
             AUTO PARTS & EQUIPMENT (0.3%)
    4,700    Autoliv, Inc.                                                                      101
   27,600    TRW Automotive Holdings Corp.*                                                      99
   13,500    WABCO Holdings, Inc.                                                               213
                                                                                           --------
                                                                                                413
                                                                                           --------
             AUTOMOBILE MANUFACTURERS (0.1%)
   58,500    Ford Motor Co.*                                                                    134
    4,800    Thor Industries, Inc.                                                               63
                                                                                           --------
                                                                                                197
                                                                                           --------
             AUTOMOTIVE RETAIL (0.5%)
   26,500    AutoNation, Inc.*                                                                  262
    3,100    AutoZone, Inc.*                                                                    432
                                                                                           --------
                                                                                                694
                                                                                           --------
             BROADCASTING (0.3%)
   26,100    DISH Network Corp. "A"*                                                            290
   11,900    Liberty Global, Inc. "A"*                                                          189
                                                                                           --------
                                                                                                479
                                                                                           --------
             CABLE & SATELLITE (0.5%)
   20,800    Comcast Corp. "A"                                                                  351
   14,600    DIRECTV Group, Inc.*                                                               335
                                                                                           --------
                                                                                                686
                                                                                           --------

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
   10,400    RadioShack Corp.                                                              $    124
                                                                                           --------
             CONSUMER ELECTRONICS (0.2%)
   12,200    Harman International Industries, Inc.                                              204
                                                                                           --------
             DISTRIBUTORS (0.2%)
    8,900    Genuine Parts Co.                                                                  337
                                                                                           --------
             GENERAL MERCHANDISE STORES (0.2%)
   21,500    Big Lots, Inc.*                                                                    312
                                                                                           --------
             HOMEBUILDING (0.2%)
   26,900    Centex Corp.                                                                       286
    8,200    D.R. Horton, Inc.                                                                   58
                                                                                           --------
                                                                                                344
                                                                                           --------
             LEISURE PRODUCTS (0.2%)
   10,500    Hasbro, Inc.                                                                       306
                                                                                           --------
             PUBLISHING (0.3%)
   13,900    McGraw-Hill Companies, Inc.                                                        322
    1,700    Morningstar, Inc.*                                                                  61
                                                                                           --------
                                                                                                383
                                                                                           --------
             RESTAURANTS (0.9%)
   51,500    Brinker International, Inc.                                                        543
    5,400    McDonald's Corp.                                                                   336
    7,100    Panera Bread Co. "A"*                                                              371
    1,600    Yum! Brands, Inc.                                                                   50
                                                                                           --------
                                                                                              1,300
                                                                                           --------
             SPECIALTY STORES (0.2%)
   15,800    Barnes & Noble, Inc.                                                               237
                                                                                           --------
             Total Consumer Discretionary                                                     7,858
                                                                                           --------
             CONSUMER STAPLES (1.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
    9,300    Bunge Ltd.                                                                         481
                                                                                           --------
             FOOD RETAIL (0.3%)
   12,900    Kroger Co.                                                                         341
    6,300    SUPERVALU, Inc.                                                                     92
                                                                                           --------
                                                                                                433
                                                                                           --------
             PACKAGED FOODS & MEAT (0.3%)
   25,000    Dean Foods Co.*                                                                    449
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PERSONAL PRODUCTS (0.3%)
   18,800    Herbalife Ltd.                                                                $    408
                                                                                           --------
             SOFT DRINKS (0.2%)
   12,500    Coca-Cola Enterprises, Inc.                                                        150
    7,900    Pepsi Bottling Group, Inc.                                                         178
                                                                                           --------
                                                                                                328
                                                                                           --------
             Total Consumer Staples                                                           2,099
                                                                                           --------

             ENERGY (2.3%)
             -------------
             COAL & CONSUMABLE FUELS (0.4%)
   16,400    Alpha Natural Resources, Inc.*                                                     266
   23,600    Massey Energy Co.                                                                  325
                                                                                           --------
                                                                                                591
                                                                                           --------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
   17,000    Oil States International, Inc.*                                                    318
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    4,600    Apache Corp.                                                                       343
    7,400    Cimarex Energy Co.                                                                 198
   13,900    Encore Acquisition Co.*                                                            355
    1,400    EOG Resources, Inc.                                                                 93
   36,100    Mariner Energy, Inc.*                                                              368
   10,800    Southwestern Energy Co.*                                                           313
    3,900    W&T Offshore, Inc.                                                                  56
    9,700    Whiting Petroleum Corp.*                                                           324
                                                                                           --------
                                                                                              2,050
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    5,300    El Paso Corp.                                                                       42
   10,200    Frontline Ltd.                                                                     302
                                                                                           --------
                                                                                                344
                                                                                           --------
             Total Energy                                                                     3,303
                                                                                           --------

             FINANCIALS (2.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
    2,500    Ameriprise Financial, Inc.                                                          58
                                                                                           --------
             CONSUMER FINANCE (0.3%)
   39,600    Discover Financial Services                                                        377
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
   20,500    Charles Schwab Corp.                                                               332
    3,000    Lazard Ltd. "A"                                                                     89
   12,800    TD Ameritrade Holding Corp.*                                                       182
                                                                                           --------
                                                                                                603
                                                                                           --------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (0.3%)
   20,400    Unum Group                                                                    $    380
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   25,100    Bank of America Corp.                                                              354
   10,700    JPMorgan Chase & Co.                                                               337
                                                                                           --------
                                                                                                691
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
    4,700    Allied World Assurance Co. Holdings Ltd.                                           191
   12,100    First American Corp.                                                               349
                                                                                           --------
                                                                                                540
                                                                                           --------
             REGIONAL BANKS (0.3%)
    7,400    PNC Financial Services Group, Inc.                                                 363
    4,800    TCF Financial Corp.                                                                 65
                                                                                           --------
                                                                                                428
                                                                                           --------
             REINSURANCE (0.1%)
    3,600    Reinsurance Group of America, Inc. "A"                                             154
                                                                                           --------
             REITs - RESIDENTIAL (0.0%)
    4,800    Apartment Investment & Management Co. "A"                                           56
                                                                                           --------
             SPECIALIZED FINANCE (0.3%)
   17,100    NASDAQ OMX Group, Inc.*                                                            423
                                                                                           --------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   16,300    Hudson City Bancorp, Inc.                                                          260
                                                                                           --------
             Total Financials                                                                 3,970
                                                                                           --------

             HEALTH CARE (2.4%)
             ------------------
             BIOTECHNOLOGY (0.2%)
    6,100    Celgene Corp.*                                                                     337
                                                                                           --------
             HEALTH CARE EQUIPMENT (0.7%)
    5,600    Baxter International, Inc.                                                         300
    4,700    Becton, Dickinson and Co.                                                          322
    2,900    Kinetic Concepts, Inc.*                                                             56
    9,600    Varian Medical Systems, Inc.*                                                      336
                                                                                           --------
                                                                                              1,014
                                                                                           --------
             HEALTH CARE FACILITIES (0.7%)
   25,000    Community Health Systems, Inc.*                                                    364
   13,000    LifePoint Hospitals, Inc.*                                                         297
    9,900    Universal Health Services, Inc. "B"                                                372
                                                                                           --------
                                                                                              1,033
                                                                                           --------
             HEALTH CARE SERVICES (0.2%)
    5,900    Express Scripts, Inc.*                                                             324
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.1%)
    2,800    Humana, Inc.*                                                                 $    104
                                                                                           --------
             PHARMACEUTICALS (0.5%)
    6,500    Abbott Laboratories                                                                347
   10,200    Perrigo Co.                                                                        330
                                                                                           --------
                                                                                                677
                                                                                           --------
             Total Health Care                                                                3,489
                                                                                           --------

             INDUSTRIALS (4.4%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    1,400    L-3 Communications Holdings, Inc.                                                  103
    4,300    Spirit AeroSystems Holdings, Inc. "A"*                                              44
                                                                                           --------
                                                                                                147
                                                                                           --------
             BUILDING PRODUCTS (0.2%)
    9,700    Lennox International, Inc.                                                         313
                                                                                           --------
             COMMERCIAL PRINTING (0.2%)
   16,500    R.R. Donnelley & Sons Co.                                                          224
                                                                                           --------
             CONSTRUCTION & ENGINEERING (0.3%)
    3,600    Fluor Corp.                                                                        161
    2,000    Foster Wheeler Ltd.*                                                                47
   14,400    Shaw Group, Inc.*                                                                  295
                                                                                           --------
                                                                                                503
                                                                                           --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   16,400    Joy Global, Inc.                                                                   375
   31,300    Manitowoc Co., Inc.                                                                271
   27,600    Trinity Industries, Inc.                                                           435
                                                                                           --------
                                                                                              1,081
                                                                                           --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    6,500    Manpower, Inc.                                                                     221
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (0.2%)
   19,000    Walter Industries, Inc.                                                            333
                                                                                           --------
             INDUSTRIAL MACHINERY (0.6%)
    7,100    Flowserve Corp.                                                                    366
    7,400    Gardner Denver, Inc.*                                                              173
    6,100    Kennametal, Inc.                                                                   135
   10,100    Timken Co.                                                                         198
                                                                                           --------
                                                                                                872
                                                                                           --------
             MARINE (0.1%)
    6,500    Kirby Corp.*                                                                       178
                                                                                           --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             RAILROADS (0.8%)
    4,400    Burlington Northern Santa Fe Corp.                                            $    333
    8,500    CSX Corp.                                                                          276
    6,300    Norfolk Southern Corp.                                                             296
    6,100    Union Pacific Corp.                                                                292
                                                                                           --------
                                                                                              1,197
                                                                                           --------
             SECURITY & ALARM SERVICES (0.3%)
   14,800    Brink's Co.                                                                        398
                                                                                           --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   32,400    United Rentals, Inc.*                                                              296
   11,400    WESCO International, Inc.*                                                         219
                                                                                           --------
                                                                                                515
                                                                                           --------
             TRUCKING (0.3%)
    9,400    Ryder System, Inc.                                                                 364
                                                                                           --------
             Total Industrials                                                                6,346
                                                                                           --------

             INFORMATION TECHNOLOGY (3.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.1%)
   26,900    Compuware Corp.*                                                                   181
                                                                                           --------
             COMPUTER HARDWARE (0.4%)
    2,700    Apple, Inc.*                                                                       231
   21,600    NCR Corp.*                                                                         305
                                                                                           --------
                                                                                                536
                                                                                           --------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
  105,700    Brocade Communications Systems, Inc.*                                              296
   31,500    QLogic Corp.*                                                                      424
   27,800    Western Digital Corp.*                                                             318
                                                                                           --------
                                                                                              1,038
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    7,500    Alliance Data Systems Corp.*                                                       349
    8,600    Automatic Data Processing, Inc.                                                    338
   28,700    Broadridge Financial Solutions, Inc.                                               360
    6,500    Computer Sciences Corp.*                                                           228
    7,700    Hewitt Associates, Inc. "A"*                                                       219
    3,700    Lender Processing Services, Inc.                                                   109
    5,600    Western Union Co.                                                                   80
                                                                                           --------
                                                                                              1,683
                                                                                           --------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
   53,500    Jabil Circuit, Inc.                                                                361
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    8,900    Activision Blizzard, Inc.*                                                    $     77
                                                                                           --------
             IT CONSULTING & OTHER SERVICES (0.2%)
   16,200    SAIC, Inc.*                                                                        316
                                                                                           --------
             SEMICONDUCTORS (0.2%)
   11,600    Linear Technology Corp.                                                            257
                                                                                           --------
             TECHNOLOGY DISTRIBUTORS (0.3%)
    5,900    Avnet, Inc.*                                                                       107
   25,500    Ingram Micro, Inc. "A"*                                                            342
                                                                                           --------
                                                                                                449
                                                                                           --------
             Total Information Technology                                                     4,898
                                                                                           --------

             MATERIALS (1.0%)
             ----------------
             ALUMINUM (0.2%)
   35,000    Century Aluminum Co.*                                                              350
                                                                                           --------
             DIVERSIFIED CHEMICALS (0.2%)
   20,500    Ashland, Inc.                                                                      216
                                                                                           --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
      700    CF Industries Holdings, Inc.                                                        34
   11,500    Mosaic Co.                                                                         398
   21,900    Terra Industries, Inc.                                                             365
                                                                                           --------
                                                                                                797
                                                                                           --------
             Total Materials                                                                  1,363
                                                                                           --------

             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   39,600    Windstream Corp.                                                                   364
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    6,700    U.S. Cellular Corp.*                                                               290
                                                                                           --------
             Total Telecommunication Services                                                   654
                                                                                           --------

             UTILITIES (0.1%)
             ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   15,000    AES Corp.*                                                                         123
                                                                                           --------
             MULTI-UTILITIES (0.0%)
    6,300    TECO Energy, Inc.                                                                   78
                                                                                           --------
             Total Utilities                                                                    201
                                                                                           --------
             Total Common Stocks (cost: $36,099)                                             34,181
                                                                                           --------

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (63.5%)
1,005,666    SPDR Trust Series 1 (cost: $136,385)                                          $ 90,751
                                                                                           --------
             HEDGE FUNDS (5.8%)
  517,063    Deutsche iGAP Investment Trust "B" acquired 8/01/2008; cost: $10,000*(b),(d)     8,253
                                                                                           --------
             MONEY MARKET INSTRUMENTS (1.7%)
             MONEY MARKET FUNDS (1.7%)
2,444,115    State Street Institutional Liquid Reserves Fund, 1.34%(c) (cost: $2,444)         2,444
                                                                                           --------
             Total Long Positions (cost: $184,928)                                          135,629
                                                                                           --------

             TOTAL INVESTMENTS (COST: $184,928)                                            $135,629
                                                                                           ========
             SHORT POSITIONS (23.5%)

             COMMON STOCKS (23.5%)

             CONSUMER DISCRETIONARY (4.0%)
             -----------------------------
             AUTOMOTIVE RETAIL (0.2%)
   11,200    O'Reilly Automotive, Inc.*                                                         344
                                                                                           --------
             BROADCASTING (0.1%)
    6,500    Central European Media Enterprises Ltd. "A"*                                       141
                                                                                           --------
             CASINOS & GAMING (0.3%)
   37,000    Boyd Gaming Corp.                                                                  175
   45,300    Las Vegas Sands Corp.*                                                             269
                                                                                           --------
                                                                                                444
                                                                                           --------
             DEPARTMENT STORES (0.2%)
   34,000    Macy's, Inc.                                                                       352
                                                                                           --------
             DISTRIBUTORS (0.3%)
   31,800    LKQ Corp.*                                                                         371
                                                                                           --------
             FOOTWEAR (0.2%)
    4,700    NIKE, Inc. "B"                                                                     240
                                                                                           --------
             GENERAL MERCHANDISE STORES (0.3%)
   10,300    Target Corp.                                                                       356
                                                                                           --------
             HOME IMPROVEMENT RETAIL (0.2%)
   14,000    Home Depot, Inc.                                                                   322
                                                                                           --------
             HOMEBUILDING (0.3%)
   44,600    Lennar Corp. "A"                                                                   387
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOTELS, RESORTS, & CRUISE LINES (0.3%)
    7,500    Carnival Corp.                                                                $    182
    7,500    Choice Hotels International, Inc.                                                  226
                                                                                           --------
                                                                                                408
                                                                                           --------
             MOVIES & ENTERTAINMENT (0.4%)
   16,300    Viacom, Inc. "B"*                                                                  311
   13,600    Walt Disney Co.                                                                    308
                                                                                           --------
                                                                                                619
                                                                                           --------
             PUBLISHING (0.3%)
   31,400    Gannett Co., Inc.                                                                  251
      500    Washington Post Co. "B"                                                            195
                                                                                           --------
                                                                                                446
                                                                                           --------
             SPECIALTY STORES (0.7%)
   34,300    OfficeMax, Inc.                                                                    262
   18,400    Staples, Inc.                                                                      330
   14,800    Tiffany & Co.                                                                      349
                                                                                           --------
                                                                                                941
                                                                                           --------
             TIRES & RUBBER (0.2%)
   51,100    Goodyear Tire & Rubber Co.*                                                        305
                                                                                           --------
             Total Consumer Discretionary                                                     5,676
                                                                                           --------
             CONSUMER STAPLES (1.5%)
             -----------------------
             DISTILLERS & VINTNERS (0.2%)
   13,600    Central European Distribution Corp.*                                               268
                                                                                           --------
             HOUSEHOLD PRODUCTS (0.3%)
    8,600    Energizer Holdings, Inc.*                                                          466
                                                                                           --------
             PACKAGED FOODS & MEAT (0.8%)
   12,000    ConAgra Foods, Inc.                                                                198
    7,000    McCormick & Co., Inc.                                                              223
   19,400    Smithfield Foods, Inc.*                                                            273
   44,000    Tyson Foods, Inc. "A"                                                              385
                                                                                           --------
                                                                                              1,079
                                                                                           --------
             PERSONAL PRODUCTS (0.0%)
    1,500    Estee Lauder Companies, Inc. "A"                                                    46
                                                                                           --------
             TOBACCO (0.2%)
    4,700    Lorillard, Inc.                                                                    265
                                                                                           --------
             Total Consumer Staples                                                           2,124
                                                                                           --------

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             ENERGY (2.0%)
             -------------
             OIL & GAS DRILLING (0.5%)
    5,300    Atwood Oceanics, Inc.*                                                        $     81
   63,100    Hercules Offshore, Inc.*                                                           300
   20,100    Pride International, Inc.*                                                         321
                                                                                           --------
                                                                                                702
                                                                                           --------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
   12,200    Global Industries Ltd.*                                                             43
   15,800    Halliburton Co.                                                                    287
    4,100    Oceaneering International, Inc.*                                                   119
    1,800    Tidewater, Inc.                                                                     72
   31,100    Weatherford International Ltd.*                                                    337
                                                                                           --------
                                                                                                858
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    9,500    XTO Energy, Inc.                                                                   335
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.6%)
   25,800    Frontier Oil Corp.                                                                 326
   30,300    Tesoro Corp.                                                                       399
    5,200    Valero Energy Corp.                                                                112
                                                                                           --------
                                                                                                837
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    1,300    Overseas Shipholding Group, Inc.                                                    55
                                                                                           --------
             Total Energy                                                                     2,787
                                                                                           --------

             FINANCIALS (2.1%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    6,800    Affiliated Managers Group, Inc.*                                                   285
    1,500    Franklin Resources, Inc.                                                            96
   44,700    Janus Capital Group, Inc.                                                          359
   20,500    Legg Mason, Inc.                                                                   449
    2,200    Northern Trust Corp.                                                               115
                                                                                           --------
                                                                                              1,304
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.2%)
   20,900    Morgan Stanley                                                                     335
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    7,700    Cincinnati Financial Corp.                                                         224
      600    White Mountains Insurance Group Ltd.                                               160
                                                                                           --------
                                                                                                384
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.4%)
   28,900    KeyCorp                                                                       $    246
   25,600    Regions Financial Corp.                                                            204
    7,800    Synovus Financial Corp.                                                             65
                                                                                           --------
                                                                                                515
                                                                                           --------
             SPECIALIZED FINANCE (0.2%)
   15,500    Moody's Corp.                                                                      311
                                                                                           --------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    6,200    People's United Financial, Inc.                                                    111
                                                                                           --------
             Total Financials                                                                 2,960
                                                                                           --------

             HEALTH CARE (2.9%)
             ------------------
             BIOTECHNOLOGY (0.7%)
   29,900    Amylin Pharmaceuticals, Inc.*                                                      324
   19,500    BioMarin Pharmaceutical, Inc.*                                                     347
    5,000    Genzyme Corp.*                                                                     332
                                                                                           --------
                                                                                              1,003
                                                                                           --------
             HEALTH CARE EQUIPMENT (0.4%)
   25,100    Hologic, Inc.*                                                                     328
    6,300    IDEXX Laboratories, Inc.*                                                          227
                                                                                           --------
                                                                                                555
                                                                                           --------
             HEALTH CARE FACILITIES (0.1%)
    7,700    VCA Antech, Inc.*                                                                  153
                                                                                           --------
             HEALTH CARE SERVICES (0.2%)
    4,000    Medco Health Solutions, Inc.*                                                      167
    2,500    Quest Diagnostics, Inc.                                                            130
                                                                                           --------
                                                                                                297
                                                                                           --------
             HEALTH CARE SUPPLIES (0.4%)
   13,500    Cooper Companies, Inc.                                                             222
   18,200    Inverness Medical Innovations, Inc.*                                               344
                                                                                           --------
                                                                                                566
                                                                                           --------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    7,900    Covance, Inc.*                                                                     364
   14,400    Illumina, Inc.*                                                                    375
                                                                                           --------
                                                                                                739
                                                                                           --------
             MANAGED HEALTH CARE (0.1%)
    8,200    Health Net, Inc.*                                                                   89
                                                                                           --------

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.5%)
    6,200    Allergan, Inc.                                                                $    250
    7,700    Endo Pharmaceuticals Holdings, Inc.*                                               200
   33,900    Mylan, Inc.*                                                                       335
                                                                                           --------
                                                                                                785
                                                                                           --------
             Total Health Care                                                                4,187
                                                                                           --------

             INDUSTRIALS (4.2%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
    2,900    Boeing Co.                                                                         124
                                                                                           --------
             AIR FREIGHT & LOGISTICS (0.6%)
   10,400    Expeditors International of Washington, Inc.                                       346
    4,700    FedEx Corp.                                                                        301
   18,100    UTi Worldwide, Inc.                                                                260
                                                                                           --------
                                                                                                907
                                                                                           --------
             AIRLINES (0.6%)
   42,500    AMR Corp.*                                                                         454
   13,900    Continental Airlines, Inc. "B"*                                                    251
   13,000    Delta Air Lines, Inc.*                                                             149
                                                                                           --------
                                                                                                854
                                                                                           --------
             BUILDING PRODUCTS (0.3%)
   24,800    Masco Corp.                                                                        276
   14,600    USG Corp.*                                                                         117
                                                                                           --------
                                                                                                393
                                                                                           --------
             CONSTRUCTION & ENGINEERING (0.3%)
   17,500    Quanta Services, Inc.*                                                             347
                                                                                           --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   11,900    PACCAR, Inc.                                                                       340
                                                                                           --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    4,600    Thomas & Betts Corp.*                                                              111
                                                                                           --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    3,400    Stericycle, Inc.*                                                                  177
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (0.7%)
   20,500    General Electric Co.                                                               332
   39,100    McDermott International, Inc.*                                                     386
    5,700    Teleflex, Inc.                                                                     286
                                                                                           --------
                                                                                              1,004
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.6%)
    4,000    Danaher Corp.                                                                 $    226
    6,500    Eaton Corp.                                                                        323
   20,800    Ingersoll-Rand Co. Ltd. "A"                                                        361
                                                                                           --------
                                                                                                910
                                                                                           --------
             RESEARCH & CONSULTING SERVICES (0.1%)
    3,400    Equifax, Inc.                                                                       90
                                                                                           --------
             SECURITY & ALARM SERVICES (0.2%)
   18,000    Corrections Corp. of America*                                                      294
                                                                                           --------
             TRUCKING (0.3%)
    8,400    Con-way, Inc.                                                                      223
    6,500    Landstar System, Inc.                                                              250
                                                                                           --------
                                                                                                473
                                                                                           --------
             Total Industrials                                                                6,024
                                                                                           --------

             INFORMATION TECHNOLOGY (4.5%)
             -----------------------------
             APPLICATION SOFTWARE (0.5%)
   17,700    Autodesk, Inc.*                                                                    348
    9,300    Citrix Systems, Inc.*                                                              219
   17,500    Nuance Communications, Inc.*                                                       181
                                                                                           --------
                                                                                                748
                                                                                           --------
             COMMUNICATIONS EQUIPMENT (1.3%)
   12,400    Ciena Corp.*                                                                        83
   20,200    Cisco Systems, Inc.*                                                               329
   37,000    Corning, Inc.                                                                      353
    3,000    Harris Corp.                                                                       114
   73,700    Motorola, Inc.                                                                     326
    9,400    QUALCOMM, Inc.                                                                     337
   75,000    Tellabs, Inc.*                                                                     309
                                                                                           --------
                                                                                              1,851
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    8,700    DST Systems, Inc.*                                                                 331
   23,000    Fidelity National Information Services, Inc.                                       374
    9,600    Fiserv, Inc.*                                                                      349
   11,400    Iron Mountain, Inc.*                                                               282
    2,600    Visa, Inc. "A"                                                                     136
                                                                                           --------
                                                                                              1,472
                                                                                           --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
   10,300    Dolby Laboratories, Inc. "A"*                                                      338
                                                                                           --------

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
    5,400    Trimble Navigation Ltd.*                                                      $    117
    8,900    Tyco Electronics Ltd.                                                              144
                                                                                           --------
                                                                                                261
                                                                                           --------
             SEMICONDUCTOR EQUIPMENT (0.6%)
   14,200    KLA-Tencor Corp.                                                                   309
   16,200    Lam Research Corp.*                                                                345
   12,400    MEMC Electronic Materials, Inc.*                                                   177
                                                                                           --------
                                                                                                831
                                                                                           --------
             SEMICONDUCTORS (0.6%)
    6,600    International Rectifier Corp.*                                                      89
   45,200    NVIDIA Corp.*                                                                      365
   21,600    Rambus, Inc.*                                                                      344
                                                                                           --------
                                                                                                798
                                                                                           --------
             SYSTEMS SOFTWARE (0.1%)
   36,100    Novell, Inc.*                                                                      141
                                                                                           --------
             Total Information Technology                                                     6,440
                                                                                           --------

             MATERIALS (1.6%)
             ----------------
             ALUMINUM (0.3%)
   34,100    Alcoa, Inc.                                                                        384
                                                                                           --------
             CONSTRUCTION MATERIALS (0.2%)
   17,500    Eagle Materials, Inc.                                                              322
                                                                                           --------
             DIVERSIFIED METALS & MINING (0.3%)
   14,900    Freeport-McMoRan Copper & Gold, Inc.                                               364
                                                                                           --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
    1,700    Scotts Miracle-Gro Co. "A"                                                          51
                                                                                           --------
             FOREST PRODUCTS (0.2%)
    9,100    Weyerhaeuser Co.                                                                   279
                                                                                           --------
             STEEL (0.6%)
   24,800    Commercial Metals Co.                                                              294
    9,900    Nucor Corp.                                                                        457
   12,500    Steel Dynamics, Inc.                                                               140
                                                                                           --------
                                                                                                891
                                                                                           --------
             Total Materials                                                                  2,291
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   18,800    Crown Castle International Corp.*                                             $    331
                                                                                           --------

             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.0%)
    2,500    DPL, Inc.                                                                           57
                                                                                           --------
             GAS UTILITIES (0.3%)
   10,400    Equitable Resources, Inc.                                                          349
                                                                                           --------
             WATER UTILITIES (0.2%)
   15,700    Aqua America, Inc.                                                                 323
                                                                                           --------
             Total Utilities                                                                    729
                                                                                           --------
             Total Common Stocks (proceeds: $35,989)                                         33,549
                                                                                           --------

             TOTAL SHORT POSITIONS (PROCEEDS: $35,989)                                     $ 33,549
                                                                                           ========

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2008

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
             (AMEX).

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

o   SPECIFIC NOTES

    (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

    (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at December 31, 2008, was $8,253,000, which represented 5.8% of the Fund's net assets.

    (c) Rate represents the money market fund annualized seven-day yield at December 31, 2008.

    (d) Restricted security that is not registered under the Securities Act of 1933.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2008

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $184,928)           $135,629
   Cash                                                                       7,782
   Deposits with broker for securities sold short                            32,490
   Receivables:
      Capital shares sold                                                       126
      USAA Investment Management Company (Note 5D)                              160
      USAA Transfer Agency Company (Note 5E)                                      1
      Dividends and interest                                                    783
                                                                           --------
         Total assets                                                       176,971
                                                                           --------
LIABILITIES
   Payables:
      Dividends for securities sold short                                        60
      Capital shares redeemed                                                   220
      Securities sold short, at market value (proceeds of $35,989)           33,549
   Accrued management fees                                                       77
   Accrued transfer agent's fees                                                  5
   Other accrued expenses and payables                                           82
                                                                           --------
         Total liabilities                                                   33,993
                                                                           --------
            Net assets applicable to capital shares outstanding            $142,978
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $201,665
   Overdistribution of net investment income                                    (39)
   Accumulated net realized loss on investments,
      securities sold short, and options                                    (11,789)
   Net unrealized depreciation of investments and
      securities sold short                                                 (46,859)
                                                                           --------
            Net assets applicable to capital shares outstanding            $142,978
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                               19,828
                                                                           ========
   Net asset value, redemption price, and offering price per share         $   7.21
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                $  3,471
   Interest                                                                    1,110
                                                                            --------
         Total income                                                          4,581
                                                                            --------
EXPENSES
   Management fees                                                             1,209
   Administration and servicing fees                                             299
   Transfer agent's fees                                                         731
   Custody and accounting fees                                                   110
   Postage                                                                        60
   Shareholder reporting fees                                                     39
   Trustees' fees                                                                 10
   Registration fees                                                              37
   Professional fees                                                              63
   Dividend expense on securities sold short                                     608
   Other                                                                           8
                                                                            --------
         Total expenses                                                        3,174
   Expenses paid indirectly                                                       (5)
   Expenses reimbursed                                                          (575)
                                                                            --------
         Net expenses                                                          2,594
                                                                            --------
NET INVESTMENT INCOME                                                          1,987
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
   Net realized gain (loss) on:
      Investments                                                             (6,847)
      Securities sold short                                                  (15,059)
      Options                                                                 12,011
   Change in net unrealized appreciation/depreciation of:
      Investments                                                            (35,276)
      Securities sold short                                                    2,302
      Options                                                                   (455)
                                                                            --------
         Net realized and unrealized loss                                    (43,324)
                                                                            --------
   Decrease in net assets resulting from operations                         $(41,337)
                                                                            ========

See accompanying notes to financial statements.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                      2008         2007
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $   1,987     $  3,343
   Net realized gain (loss) on investments                          (6,847)      22,027
   Net realized gain (loss) on securities sold short               (15,059)       1,229
   Net realized gain on options                                     12,011           73
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  (35,276)     (14,023)
      Securities sold short                                          2,302          138
      Options                                                         (455)         455
                                                                 ----------------------
      Increase (decrease) in net assets resulting from
          operations                                               (41,337)      13,242
                                                                 ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (2,890)      (3,443)
   Net realized gains                                               (1,314)     (24,263)
                                                                 ----------------------
      Distributions to shareholders                                 (4,204)     (27,706)
                                                                 ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        28,257       36,420
   Reinvested dividends                                              4,036       24,697
   Cost of shares redeemed                                         (94,489)     (89,559)
                                                                 ----------------------
      Decrease in net assets from capital share transactions       (62,196)     (28,442)
                                                                 ----------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 5E)                                                  1            1
                                                                 ----------------------
   Net decrease in net assets                                     (107,736)     (42,905)
NET ASSETS
   Beginning of year                                               250,714      293,619
                                                                 ----------------------
   End of year                                                   $ 142,978     $250,714
                                                                 ======================
Accumulated (overdistribution of) net investment income:
   End of year                                                   $     (39)    $    139
                                                                 ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       3,280        3,540
   Shares issued for dividends reinvested                              525        2,569
   Shares redeemed                                                 (10,722)      (8,724)
                                                                 ----------------------
      Decrease in shares outstanding                                (6,917)      (2,615)
                                                                 ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

   1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

      valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                      $127,376,000
Level 2 -- Other Significant Observable Inputs                   8,253,000
Level 3 -- Significant Unobservable Inputs                               -
--------------------------------------------------------------------------------
Total                                                         $135,629,000
--------------------------------------------------------------------------------

   The following is a summary of the inputs used to value the Fund's liabilities as of December 31, 2008:

VALUATION INPUTS                                           SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                       $33,549,000
Level 2 -- Other Significant Observable Inputs                           -
Level 3 -- Significant Unobservable Inputs                               -
--------------------------------------------------------------------------------
Total                                                          $33,549,000
--------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of December 31, 2008, the Fund did not invest in any repurchase agreements.

F. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

   Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

G. OPTION TRANSACTIONS -- The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an index option strategy which involves holding a combination of call and put options designed to limit market risk.

   Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of December 31, 2008.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $5,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2008.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend expenses on short sales, dividend distributions, and the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction for federal income tax purposes resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital by $273,000, decrease overdistribution of net investment income by $725,000, and increase accumulated net realized loss on investments by $998,000. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2008, and 2007, was as follows:

                                                       2008              2007
                                                    ----------------------------
Ordinary income*                                    $4,204,000       $27,706,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $  1,263,000

Undistributed long-term capital gains                                  1,297,000

Undistributed capital and other losses                                (1,361,000)

Unrealized depreciation of investments                               (62,286,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2008, the Fund had a current post-October loss of $1,361,000, which will be recognized on the first day of the following fiscal year.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2008, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2008, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2008, were $518,535,000 and $561,175,000, respectively.

As of December 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $197,915,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2008, for federal income tax purposes, were $2,634,000 and $64,920,000, respectively, resulting in net unrealized depreciation of $62,286,000.

For the year ended December 31, 2008, transactions in written call and put options were as follows:

                                                                     PREMIUMS
                                                 NUMBER OF           RECEIVED
                                                 CONTRACTS            (000s)
------------------------------------------------------------------------------
Outstanding at December 31, 2007                     644             $   852
Options written                                    8,705               8,987
Options terminated in closing
 purchase transactions                            (5,866)             (6,286)
Options expired                                   (3,483)             (3,553)
                                                ------------------------------
Outstanding at December 31, 2008                       -             $     -
                                                ==============================

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended December 31, 2008, the Fund incurred management fees, paid or payable to the Manager, of $1,209,000, which is net of a performance adjustment of $(84,000) that decreased the base management fee of 0.65% by 0.04%.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Deutsche Investment Management Americas Inc.
   (DIMA) and Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager) and the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the year ended December 31, 2008, the Manager incurred subadvisory fees, paid or payable to DIMA, of $234,000.

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, the USAA Total Return Strategy Fund, and the USAA Global Opportunities Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the year ended December 31, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group, of $105,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $299,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2008, the Fund reimbursed the Manager $3,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, excluding extraordinary expenses and dividend expense on securities sold short, and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2008, the Fund incurred reimbursable expenses of $575,000, of which $160,000 was receivable from the Manager.

   Up to January 7, 2008, the Manager could recover from the Fund all or a portion of expenses waived or reimbursed, provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of the expiration of this recovery provision on January 7, 2008, the Manager was not able to recover any of the $1,334,000 carryover of excess expenses that were potentially reimbursable.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $731,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at December 31, 2008, for adjustments related to corrections to shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. During the year ended December 31, 2008, the Association and its affiliates redeemed all of their shares in the Fund.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               YEAR ENDED DECEMBER 31,           PERIOD ENDED
                                                      ----------------------------------------   DECEMBER 31,
                                                          2008          2007            2006        2005*
                                                      -------------------------------------------------------
Net asset value at beginning of period                $   9.37      $  10.00        $   9.89      $  10.00
                                                      -------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    .13           .13             .39           .15
  Net realized and unrealized gain (loss)                (2.09)          .35             .11          (.11)
                                                      -------------------------------------------------------
Total from investment operations                         (1.96)          .48             .50           .04
                                                      -------------------------------------------------------
Less distributions from:
  Net investment income                                   (.13)         (.13)           (.39)         (.15)
  Realized capital gains                                  (.07)         (.98)              -             -
                                                      -------------------------------------------------------
Total distributions                                       (.20)        (1.11)           (.39)         (.15)
                                                      -------------------------------------------------------
Net asset value at end of period                      $   7.21      $   9.37        $  10.00      $   9.89
                                                      =======================================================
Total return (%)**                                      (21.01)         4.70(a)         5.09           .44
Net assets at end of period (000)                     $142,978      $250,714        $293,619      $205,630
Ratios to average net assets:***
  Expenses including dividend expense on
    securities sold short (%)
    Including reimbursements(b)                           1.31          1.12(a)         1.00          1.00(c)
    Excluding reimbursements(b)                           1.60          1.31            1.20          1.21(c)
  Expenses excluding dividend expense on
    securities sold short (%)
    Including reimbursements(b)                           1.00          1.00(a)         1.00          1.00(c)
    Excluding reimbursements(b)                           1.29          1.19            1.20          1.21(c)
  Net investment income (%)                               1.00          1.22            4.09          1.88(c)
Portfolio turnover (%)(f)                                  384(d)        471(d)          200(e)        443(e)

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the year ended December 31, 2008, average net assets were $198,599,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated excluding securities sold short, covers on securities sold short, and options transactions. For the portion of the Fund invested in ETFs and bonds, calculated using average daily market value.
(e) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, and the period ended December 31, 2005, were two and seven, respectively.
(f) The Fund's various investment strategies will likely create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

--------------------------------------------------------------------------------

                                                           EXPENSE EXAMPLE |  53

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                  BEGINNING              ENDING               DURING PERIOD*
                                ACCOUNT VALUE         ACCOUNT VALUE           JULY 1, 2008 -
                                 JULY 1, 2008       DECEMBER 31, 2008       DECEMBER 31, 2008
                                -------------------------------------------------------------
Actual                            $1,000.00            $  804.30                  $5.85

Hypothetical
 (5% return before expenses)       1,000.00             1,018.65                   6.55

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (19.57)% for the six-month period of July 1, 2008, through December 31, 2008.

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of December 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (5722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of USAA Investment Management Company or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

ROSE URBANCZYK
Assistant Treasurer
Born: June 1961
Year of Appointment: 2008

Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

   (1) Indicates those Officers who are employees of USAA Investment Management Company or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           activity, and fund prices; or exchange
                                         or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
    San Antonio, Texas 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    48703-0209                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostkiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostkiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostkiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2008 and 2007 were $244,927 and $132,967, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2008 and 2007 were $63,500 and $60,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2008 and 2007 were $0 and $4,575, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2008 and 2007 were $108,000 and $101,895, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.